Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MY SIZE, INC
Entity Central Index Key	0001211805
Entity Tax Identification Number	51-0394637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Hayarden St
Entity Address, Address Line Two	P.O.B. 1026
Entity Address, City or Town	Airport City
Entity Address, Postal Zip Code	7010000
City Area Code	972
Local Phone Number	3-600-9030
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	1-800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company